Shareholder Report	12 Months Ended	18 Months Ended	31 Months Ended	40 Months Ended	54 Months Ended	87 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Total Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond ETF
Class Name	Fidelity® Total Bond ETF
Trading Symbol	FBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Total Bond ETF $10,000 $10,685 $10,897 $10,821 $11,874 $12,836 $13,079 $11,599 $11,622 $12,580 $13,068 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Total Bond ETF - NAV 3.88% 0.36% 2.71% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 20,390,993,863	$ 20,390,993,863	$ 20,390,993,863	$ 20,390,993,863	$ 20,390,993,863	$ 20,390,993,863
Holdings Count | shares	4,591	4,591	4,591	4,591	4,591	4,591
Advisory Fees Paid, Amount	$ 61,812,390
Investment Company Portfolio Turnover	246.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$20,390,993,863
Number of Holdings	4,591
Total Advisory Fee	$61,812,390
Portfolio Turnover	246%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 53.7 AAA 6.5 AA 0.8 A 8.2 BBB 14.7 BB 4.6 B 5.8 CCC,CC,C 1.6 D 0.0 Not Rated 7.1 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 53.7 AAA - 6.5 AA - 0.8 A - 8.2 BBB - 14.7 BB - 4.6 B - 5.8 CCC,CC,C - 1.6 D - 0.0 Not Rated - 7.1 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 33.6 Corporate Bonds 27.2 U.S. Government Agency - Mortgage Securities 20.1 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.0 Bank Loan Obligations 5.2 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.2 Options 0.1 Preferred Stocks 0.0 Common Stocks 0.0 Other Investments 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 33.6 Corporate Bonds - 27.2 U.S. Government Agency - Mortgage Securities - 20.1 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.0 Bank Loan Obligations - 5.2 Foreign Government and Government Agency Obligations - 1.1 Preferred Securities - 0.2 Options - 0.1 Preferred Stocks - 0.0 Common Stocks - 0.0 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.0)% United States 88.0 Grand Cayman (UK Overseas Ter) 4.0 United Kingdom 1.3 Mexico 1.2 Ireland 0.7 Bailiwick Of Jersey 0.6 France 0.5 Switzerland 0.4 Germany 0.4 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.0 Grand Cayman (UK Overseas Ter) - 4.0 United Kingdom - 1.3 Mexico - 1.2 Ireland - 0.7 Bailiwick Of Jersey - 0.6 France - 0.5 Switzerland - 0.4 Germany - 0.4 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 22.3 US Treasury Bonds 11.3 Fannie Mae Mortgage pass-thru certificates 7.1 Ginnie Mae II Pool 5.4 Freddie Mac Gold Pool 4.7 Uniform Mortgage Backed Securities 2.2 JPMorgan Chase & Co 1.7 Bank of America Corp 1.2 Wells Fargo & Co 1.2 Morgan Stanley 1.2 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tactical Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond ETF
Class Name	Fidelity® Tactical Bond ETF
Trading Symbol	FTBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt and global credit, as well as positioning within emerging markets.
•From an asset allocation perspective, overweights in high-yield corporate debt and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 24, 2023 through August 31, 2025. Initial investment of $10,000. Fidelity® Tactical Bond ETF $10,000 $9,918 $10,757 Bloomberg U.S. Aggregate Bond Index $10,000 $9,831 $10,548 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Tactical Bond ETF - NAV A 4.25% 4.50% Bloomberg U.S. Aggregate Bond IndexA 3.14% 3.29% A From January 24, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jan. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 27,175,818	$ 27,175,818	$ 27,175,818	$ 27,175,818	$ 27,175,818	$ 27,175,818
Holdings Count | shares	793	793	793	793	793	793
Advisory Fees Paid, Amount	$ 158,434
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$27,175,818
Number of Holdings	793
Total Advisory Fee	$158,434
Portfolio Turnover	53%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 44.1 AAA 1.2 AA 0.6 A 2.1 BBB 12.3 BB 19.7 B 9.0 CCC,CC,C 4.8 D 0.0 Not Rated 4.0 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 44.1 AAA - 1.2 AA - 0.6 A - 2.1 BBB - 12.3 BB - 19.7 B - 9.0 CCC,CC,C - 4.8 D - 0.0 Not Rated - 4.0 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.1 Corporate Bonds 40.2 Foreign Government and Government Agency Obligations 4.3 Preferred Securities 2.8 CMOs and Other Mortgage Related Securities 2.1 Bank Loan Obligations 1.9 Asset-Backed Securities 1.7 Municipal Securities 0.7 Preferred Stocks 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.1 Corporate Bonds - 40.2 Foreign Government and Government Agency Obligations - 4.3 Preferred Securities - 2.8 CMOs and Other Mortgage Related Securities - 2.1 Bank Loan Obligations - 1.9 Asset-Backed Securities - 1.7 Municipal Securities - 0.7 Preferred Stocks - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 77.7 Canada 3.2 United Kingdom 3.2 Germany 2.9 Mexico 1.7 Luxembourg 1.4 Brazil 1.2 Japan 1.2 Switzerland 1.0 Others 6.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 77.7 Canada - 3.2 United Kingdom - 3.2 Germany - 2.9 Mexico - 1.7 Luxembourg - 1.4 Brazil - 1.2 Japan - 1.2 Switzerland - 1.0 Others - 6.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.7 US Treasury Bonds 12.4 Petroleos Mexicanos 1.7 DPL Inc 1.2 Japan Government 1.2 Bank of Nova Scotia/The 1.1 Charter Communications Operating LLC / Charter Communications Operating Capital 1.1 Millicom International Cellular SA 1.0 Dominican Republic 0.9 Enbridge Inc 0.9 53.2
Fidelity Sustainable Low Duration Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond ETF
Class Name	Fidelity® Sustainable Low Duration Bond ETF
Trading Symbol	FSLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond ETF	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical, consumer non-cyclical and communications segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 50% of fund assets, down from roughly 62% a year ago. Exposure to U.S. Treasurys rose from about 26% to 33% of assets during the fiscal year, while exposure to ABS was up from about 9% to 14% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through August 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Low Duration Bond ETF $10,000 $10,016 $10,444 $11,053 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,991 $10,302 $10,856 Bloomberg U.S. Aggregate Bond Index $10,000 $9,847 $9,730 $10,440 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Sustainable Low Duration Bond ETF - NAV A 4.87% 4.48% Bloomberg US Treasury Bill: 6-9 Months IndexA 4.29% 3.75% Bloomberg U.S. Aggregate Bond IndexA 3.14% 2.22% A From April 19, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,023,878	$ 5,023,878	$ 5,023,878	$ 5,023,878	$ 5,023,878	$ 5,023,878
Holdings Count | shares	231	231	231	231	231	231
Advisory Fees Paid, Amount	$ 9,291
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$5,023,878
Number of Holdings	231
Total Advisory Fee	$9,291
Portfolio Turnover	75%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 33.0 AAA 14.2 AA 1.5 A 26.0 BBB 21.7 BB 0.1 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 33.0 AAA - 14.2 AA - 1.5 A - 26.0 BBB - 21.7 BB - 0.1 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 49.3 U.S. Treasury Obligations 33.0 Asset-Backed Securities 14.0 CMOs and Other Mortgage Related Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 49.3 U.S. Treasury Obligations - 33.0 Asset-Backed Securities - 14.0 CMOs and Other Mortgage Related Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 91.5 Canada 6.3 Netherlands 0.7 Ireland 0.6 Chile 0.4 United Kingdom 0.3 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 6.3 Netherlands - 0.7 Ireland - 0.6 Chile - 0.4 United Kingdom - 0.3 Australia - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 23.0 US Treasury Notes 10.0 JPMorgan Chase & Co 2.3 Bank of America Corp 2.2 Morgan Stanley 1.8 Citigroup Inc 1.7 Wells Fargo & Co 1.5 Royal Bank of Canada 1.5 Goldman Sachs Group Inc/The 1.4 PNC Financial Services Group Inc/The 1.3 46.7
Fidelity Sustainable Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond ETF
Class Name	Fidelity® Sustainable Core Plus Bond ETF
Trading Symbol	FSBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through August 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Core Plus Bond ETF $10,000 $9,728 $9,719 $10,527 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,851 $9,737 $10,444 Bloomberg U.S. Aggregate Bond Index $10,000 $9,847 $9,730 $10,440 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Sustainable Core Plus Bond ETF - NAV A 3.92% 2.70% Bloomberg MSCI U.S. Aggregate ESG Choice Bond IndexA 3.17% 2.24% Bloomberg U.S. Aggregate Bond IndexA 3.14% 2.22% A From April 19, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 11,831,695	$ 11,831,695	$ 11,831,695	$ 11,831,695	$ 11,831,695	$ 11,831,695
Holdings Count | shares	523	523	523	523	523	523
Advisory Fees Paid, Amount	$ 42,240
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$11,831,695
Number of Holdings	523
Total Advisory Fee	$42,240
Portfolio Turnover	237%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 49.5 AAA 4.7 AA 1.1 A 10.8 BBB 17.4 BB 5.6 B 4.7 CCC,CC,C 2.8 D 0.0 Not Rated 1.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 49.5 AAA - 4.7 AA - 1.1 A - 10.8 BBB - 17.4 BB - 5.6 B - 4.7 CCC,CC,C - 2.8 D - 0.0 Not Rated - 1.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.0 U.S. Treasury Obligations 31.1 U.S. Government Agency - Mortgage Securities 18.4 Asset-Backed Securities 4.5 Bank Loan Obligations 1.3 Preferred Securities 1.1 CMOs and Other Mortgage Related Securities 1.0 Foreign Government and Government Agency Obligations 0.6 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.0 U.S. Treasury Obligations - 31.1 U.S. Government Agency - Mortgage Securities - 18.4 Asset-Backed Securities - 4.5 Bank Loan Obligations - 1.3 Preferred Securities - 1.1 CMOs and Other Mortgage Related Securities - 1.0 Foreign Government and Government Agency Obligations - 0.6 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 87.2 Grand Cayman (UK Overseas Ter) 2.9 United Kingdom 1.8 Germany 1.5 Multi-national 1.3 France 1.2 Ireland 1.0 Spain 1.0 Canada 1.0 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Grand Cayman (UK Overseas Ter) - 2.9 United Kingdom - 1.8 Germany - 1.5 Multi-national - 1.3 France - 1.2 Ireland - 1.0 Spain - 1.0 Canada - 1.0 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 20.6 US Treasury Bonds 10.5 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 4.0 Freddie Mac Gold Pool 3.9 Uniform Mortgage Backed Securities 3.6 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 2.1 Allegro Clo Xv Ltd / Allegro Clo Vx LLC 1.3 AES Corp/The 1.1 NatWest Group PLC 1.1 53.3
Fidelity Low Duration Bond Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond Factor ETF
Class Name	Fidelity® Low Duration Bond Factor ETF
Trading Symbol	FLDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 12, 2018 through August 31, 2025. Initial investment of $10,000. Fidelity® Low Duration Bond Factor ETF $10,000 $10,075 $10,473 $10,733 $10,772 $10,607 $11,123 $11,861 Fidelity Low Duration Investment Grade Factor Index℠ $10,000 $10,076 $10,497 $10,795 $10,854 $10,713 $11,252 $12,018 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $10,045 $10,314 $10,503 $10,514 $10,474 $10,800 $11,380 Bloomberg U.S. Aggregate Bond Index $10,000 $10,120 $11,150 $11,871 $11,861 $10,496 $10,370 $11,127 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Low Duration Bond Factor ETF - NAV A 5.22% 3.06% 3.11% Fidelity Low Duration Investment Grade Factor Index℠A 5.29% 3.23% 3.31% Bloomberg US Treasury Bill: 6-9 Months IndexA 4.29% 2.47% 2.40% Bloomberg U.S. Aggregate Bond IndexA 3.14% -0.68% 1.92% A From June 12, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,007,051,089	$ 1,007,051,089	$ 1,007,051,089	$ 1,007,051,089	$ 1,007,051,089	$ 1,007,051,089
Holdings Count | shares	341	341	341	341	341	341
Advisory Fees Paid, Amount	$ 1,127,732
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,007,051,089
Number of Holdings	341
Total Advisory Fee	$1,127,732
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.2 AA 26.6 A 51.6 BBB 8.0 BB 0.4 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.2 AA - 26.6 A - 51.6 BBB - 8.0 BB - 0.4 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.8 U.S. Treasury Obligations 12.2 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 86.8 U.S. Treasury Obligations - 12.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 58.3 Australia 11.9 Canada 8.2 United Kingdom 5.9 Germany 3.9 France 3.5 Japan 2.9 Netherlands 2.7 Sweden 1.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.3 Australia - 11.9 Canada - 8.2 United Kingdom - 5.9 Germany - 3.9 France - 3.5 Japan - 2.9 Netherlands - 2.7 Sweden - 1.3 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.2 Royal Bank of Canada 3.5 JPMorgan Chase & Co 3.1 American Honda Finance Corp 3.1 National Australia Bank Ltd 2.9 Morgan Stanley Bank NA 2.8 Australia & New Zealand Banking Group Ltd 2.6 Commonwealth Bank of Australia 2.3 Citibank NA 2.3 John Deere Capital Corp 2.2 37.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Limited Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Bond ETF
Class Name	Fidelity® Limited Term Bond ETF
Trading Symbol	FLTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the ETF's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 72% of fund assets, down from roughly 74% a year ago but still overweight versus the Bloomberg benchmark average of approximately 25% and the 69% average of the Composite index.
•Exposure to U.S. Treasurys stood at 14% as of August 31, compared with an average of 68% for the benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Limited Term Bond ETF $10,000 $10,337 $10,468 $10,443 $11,093 $11,652 $11,749 $10,999 $11,221 $12,105 $12,790 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,238 $10,334 $10,289 $10,902 $11,417 $11,454 $10,785 $10,913 $11,641 $12,198 Fidelity Limited Term Composite Index℠ $10,000 $10,307 $10,465 $10,451 $11,120 $11,679 $11,788 $11,078 $11,279 $12,127 $12,792 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Limited Term Bond ETF - NAV 5.65% 1.88% 2.49% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 4.79% 1.33% 2.01% Fidelity Limited Term Composite Index℠ 5.49% 1.84% 2.49% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 260,279,844	$ 260,279,844	$ 260,279,844	$ 260,279,844	$ 260,279,844	$ 260,279,844
Holdings Count | shares	973	973	973	973	973	973
Advisory Fees Paid, Amount	$ 513,088
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$260,279,844
Number of Holdings	973
Total Advisory Fee	$513,088
Portfolio Turnover	54%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.0 AAA 7.3 AA 1.1 A 24.6 BBB 38.8 BB 5.5 B 3.4 CCC,CC,C 0.5 Not Rated 3.8 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.0 AAA - 7.3 AA - 1.1 A - 24.6 BBB - 38.8 BB - 5.5 B - 3.4 CCC,CC,C - 0.5 Not Rated - 3.8 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 70.2 U.S. Treasury Obligations 14.0 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 3.5 Bank Loan Obligations 1.5 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.2 U.S. Government Agency - Mortgage Securities 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 70.2 U.S. Treasury Obligations - 14.0 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 3.5 Bank Loan Obligations - 1.5 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.2 U.S. Government Agency - Mortgage Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 77.0 United Kingdom 5.5 Grand Cayman (UK Overseas Ter) 3.8 Germany 2.5 Canada 2.2 Ireland 1.9 France 1.5 Japan 1.2 Australia 0.9 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 77.0 United Kingdom - 5.5 Grand Cayman (UK Overseas Ter) - 3.8 Germany - 2.5 Canada - 2.2 Ireland - 1.9 France - 1.5 Japan - 1.2 Australia - 0.9 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.0 Bank of America Corp 2.0 JPMorgan Chase & Co 1.8 Morgan Stanley 1.6 Citigroup Inc 1.6 Wells Fargo & Co 1.4 Deutsche Bank AG/New York NY 1.4 HSBC Holdings PLC 1.3 Goldman Sachs Group Inc/The 1.2 Barclays PLC 1.2 27.5
Fidelity Investment Grade Securitized ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Securitized ETF
Class Name	Fidelity® Investment Grade Securitized ETF
Trading Symbol	FSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, overweights in non-government agency securities, including commercial mortgage-backed securities, auto asset-backed securities and residential mortgage-backed securities, contributed to the fund's performance versus the benchmark Bloomberg U.S. Securitized Index for the fiscal year.
•The fund's yield-curve positioning also boosted the relative result, as did the use of interest-rate swaps.
•In contrast, the fund's exposure to Fannie Mae and Freddie Mac mortgage-backed securities with a lower coupon detracted versus the benchmark the past 12 months.
•An underweight in MBS made up of 15-year mortgages also hurt.
•Lastly, the use of swaptions detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2021 through August 31, 2025. Initial investment of $10,000. Fidelity® Investment Grade Securitized ETF $10,000 $10,036 $8,983 $8,795 $9,525 Bloomberg U.S. Securitized Index $10,000 $10,018 $9,044 $8,867 $9,537 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $8,986 $8,879 $9,527 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Investment Grade Securitized ETF - NAV A 3.66% -0.28% Bloomberg U.S. Securitized IndexA 3.52% -0.29% Bloomberg U.S. Aggregate Bond IndexA 3.14% -0.39% A From March 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Mar. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,092,486,417	$ 4,092,486,417	$ 4,092,486,417	$ 4,092,486,417	$ 4,092,486,417	$ 4,092,486,417
Holdings Count | shares	950	950	950	950	950	950
Advisory Fees Paid, Amount	$ 8,762,461
Investment Company Portfolio Turnover	967.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$4,092,486,417
Number of Holdings	950
Total Advisory Fee	$8,762,461
Portfolio Turnover	967%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 91.0 AAA 14.3 AA 0.7 A 0.0 Not Rated 16.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 91.0 AAA - 14.3 AA - 0.7 A - 0.0 Not Rated - 16.6 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 88.8 CMOs and Other Mortgage Related Securities 21.3 Asset-Backed Securities 9.9 U.S. Treasury Obligations 2.2 Options 0.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 88.8 CMOs and Other Mortgage Related Securities - 21.3 Asset-Backed Securities - 9.9 U.S. Treasury Obligations - 2.2 Options - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - (22.6)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 32.4 Ginnie Mae II Pool 25.1 Freddie Mac Gold Pool 21.7 Uniform Mortgage Backed Securities 5.7 Freddie Mac Multifamily Structured pass-thru certificates 5.1 Fannie Mae Guaranteed REMIC 4.7 Fannie Mae 2.5 Freddie Mac Non Gold Pool 1.8 Ginnie Mae I Pool 1.4 US Treasury Bonds 1.4 101.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investment Grade Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond ETF
Class Name	Fidelity® Investment Grade Bond ETF
Trading Symbol	FIGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2021 through August 31, 2025. Initial investment of $10,000. Fidelity® Investment Grade Bond ETF $10,000 $10,216 $9,026 $8,951 $9,646 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $8,986 $8,879 $9,527 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Investment Grade Bond ETF - NAV A 3.18% -0.10% Bloomberg U.S. Aggregate Bond IndexA 3.14% -0.39% A From March 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Mar. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 230,674,413	$ 230,674,413	$ 230,674,413	$ 230,674,413	$ 230,674,413	$ 230,674,413
Holdings Count | shares	644	644	644	644	644	644
Advisory Fees Paid, Amount	$ 653,708
Investment Company Portfolio Turnover	203.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$230,674,413
Number of Holdings	644
Total Advisory Fee	$653,708
Portfolio Turnover	203%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 60.7 AAA 5.9 AA 0.5 A 8.5 BBB 16.9 BB 2.1 B 0.7 Not Rated 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 60.7 AAA - 5.9 AA - 0.5 A - 8.5 BBB - 16.9 BB - 2.1 B - 0.7 Not Rated - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.0 Corporate Bonds 25.0 U.S. Government Agency - Mortgage Securities 14.7 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 4.4 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.0 Corporate Bonds - 25.0 U.S. Government Agency - Mortgage Securities - 14.7 Asset-Backed Securities - 9.0 CMOs and Other Mortgage Related Securities - 4.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 90.0 Grand Cayman (UK Overseas Ter) 4.8 Bailiwick Of Jersey 1.0 Ireland 0.9 United Kingdom 0.8 Mexico 0.7 Switzerland 0.4 Germany 0.4 Netherlands 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.0 Grand Cayman (UK Overseas Ter) - 4.8 Bailiwick Of Jersey - 1.0 Ireland - 0.9 United Kingdom - 0.8 Mexico - 0.7 Switzerland - 0.4 Germany - 0.4 Netherlands - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.2 US Treasury Bonds 11.8 Fannie Mae Mortgage pass-thru certificates 4.1 Ginnie Mae II Pool 3.9 Freddie Mac Gold Pool 2.9 Uniform Mortgage Backed Securities 2.8 JPMorgan Chase & Co 1.2 Wells Fargo & Co 1.1 Charter Communications Operating LLC / Charter Communications Operating Capital 1.1 Bank of America Corp 1.0 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond ETF
Class Name	Fidelity® Corporate Bond ETF
Trading Symbol	FCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The ETF's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve slightly aided relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Corporate Bond ETF $10,000 $10,930 $11,196 $11,038 $12,516 $13,524 $13,945 $11,811 $11,952 $13,148 $13,713 Bloomberg U.S. Credit Bond Index $10,000 $10,914 $11,122 $11,012 $12,443 $13,326 $13,627 $11,661 $11,759 $12,816 $13,318 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Corporate Bond ETF - NAV 4.30% 0.28% 3.21% Bloomberg U.S. Credit Bond Index 3.92% -0.01% 2.91% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 284,622,999	$ 284,622,999	$ 284,622,999	$ 284,622,999	$ 284,622,999	$ 284,622,999
Holdings Count | shares	494	494	494	494	494	494
Advisory Fees Paid, Amount	$ 883,868
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$284,622,999
Number of Holdings	494
Total Advisory Fee	$883,868
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 8.5 AA 0.1 A 22.0 BBB 60.7 BB 5.5 B 0.7 Not Rated 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 8.5 AA - 0.1 A - 22.0 BBB - 60.7 BB - 5.5 B - 0.7 Not Rated - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 88.0 U.S. Treasury Obligations 8.5 Asset-Backed Securities 0.5 Preferred Securities 0.4 Other Investments 0.1 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 88.0 U.S. Treasury Obligations - 8.5 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Other Investments - 0.1 CMOs and Other Mortgage Related Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 81.3 United Kingdom 4.4 Canada 3.3 Ireland 2.6 Germany 1.6 Japan 1.1 Switzerland 1.1 France 0.8 Spain 0.8 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.3 United Kingdom - 4.4 Canada - 3.3 Ireland - 2.6 Germany - 1.6 Japan - 1.1 Switzerland - 1.1 France - 0.8 Spain - 0.8 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 7.8 JPMorgan Chase & Co 2.7 Bank of America Corp 2.4 Boeing Co 2.0 Wells Fargo & Co 1.9 Morgan Stanley 1.9 Broadcom Inc 1.7 PNC Financial Services Group Inc/The 1.4 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 HSBC Holdings PLC 1.3 24.4
Fidelity Low Duration Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond ETF
Class Name	Fidelity® Low Duration Bond ETF
Trading Symbol	FLDB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did a small, out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, a small allocation to cash was a modest drag on relative performance.
•At period end, corporates made up about 46% of fund assets, down from roughly 56% a year ago. Exposure to U.S. Treasurys held steady at approximately 26% of assets, while out-of-benchmark exposure to ABS rose from about 16% to roughly 23% of assets as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 22, 2024 through August 31, 2025. Initial investment of $10,000. Fidelity® Low Duration Bond ETF $10,006 $10,301 Bloomberg US Treasury Bill: 6-9 Months Index $10,008 $10,283 Bloomberg U.S. Aggregate Bond Index $10,047 $10,533 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Low Duration Bond ETF - NAV A 5.01% 5.30% Bloomberg US Treasury Bill: 6-9 Months IndexA 4.29% 4.70% Bloomberg U.S. Aggregate Bond IndexA 3.14% 5.58% A From February 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 382,104,403	$ 382,104,403	$ 382,104,403	$ 382,104,403	$ 382,104,403	$ 382,104,403
Holdings Count | shares	379	379	379	379	379	379
Advisory Fees Paid, Amount	$ 751,881
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$382,104,403
Number of Holdings	379
Total Advisory Fee	$751,881
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.6 AAA 22.7 AA 4.7 A 26.2 BBB 14.7 BB 0.1 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.6 AAA - 22.7 AA - 4.7 A - 26.2 BBB - 14.7 BB - 0.1 Not Rated - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.8 U.S. Treasury Obligations 25.6 Asset-Backed Securities 22.4 CMOs and Other Mortgage Related Securities 2.9 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 45.8 U.S. Treasury Obligations - 25.6 Asset-Backed Securities - 22.4 CMOs and Other Mortgage Related Securities - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 76.9 United Kingdom 4.2 Canada 3.5 Grand Cayman (UK Overseas Ter) 3.4 Germany 2.4 Netherlands 1.7 Ireland 1.5 Japan 1.0 Australia 0.8 Others 4.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.9 United Kingdom - 4.2 Canada - 3.5 Grand Cayman (UK Overseas Ter) - 3.4 Germany - 2.4 Netherlands - 1.7 Ireland - 1.5 Japan - 1.0 Australia - 0.8 Others - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.4 US Treasury Bill 7.2 American Express Co 1.6 Royal Bank of Canada 1.3 Barclays PLC 1.3 JPMorgan Chase & Co 1.2 Bank of America Corp 1.1 American Honda Finance Corp 1.1 Athene Global Funding 1.1 Goldman Sachs Group Inc/The 1.1 35.4